Land-Use Rights, Net	12 Months Ended
Dec. 31, 2024
Land-Use Rights, Net [Abstract]
Land-use rights, net

Note 8. Land-use rights, net

Land-use rights, net, consisted of the following:

	As of December 31, 2024	As of December 31, 2023
Land-use rights	$2,319,598	$2,384,743
Less: accumulated amortization	(189,434)	(147,059)
Land-use rights, net	$2,130,164	$2,237,684

As of December 31, 2024 and 2023, the land-use rights with carrying value of $2,130,164 and $2,237,684 have been pledged for the purpose of obtaining bank loans.

Amortization expenses for the years ended December 31, 2024, 2023 and 2022 amounted to $47,060, $47,823 and $50,324, respectively.

For the year ended December 31, 2024, the amortization expenses included in the cost of sales and general and administrative expenses were approximately $9,496 and $37,564, respectively.

For the year ended December 31, 2023, the amortization expenses included in the cost of sales and general and administrative expenses were approximately nil and $47,823, respectively.

For the year ended December 31, 2022, the amortization expenses included in the cost of sales and general and administrative expenses were approximately nil and $50,324, respectively.

Estimated future amortization expenses are as follows:

Amortization expenses
Fiscal year 2025	$47,060
Fiscal year 2026	47,060
Fiscal year 2027	47,060
Fiscal year 2028	47,060
Fiscal year 2029	47,060
Thereafter	1,894,864
Total	$2,130,164